Subsequent Events (Details) $ / shares in Units, € in Millions, £ in Millions	1 Months Ended		5 Months Ended
	Aug. 31, 2021 EUR (€)	Mar. 29, 2021 USD ($) shares	Dec. 31, 2020 $ / shares	Sep. 15, 2021 GBP (£)	Sep. 02, 2021 GBP (£)	Aug. 04, 2021 USD ($)	Jun. 30, 2021 $ / shares	Mar. 22, 2021 USD ($)	Feb. 23, 2021 GBP (£)	Feb. 11, 2021 GBP (£)	Jan. 25, 2021 GBP (£)
Subsequent Events (Details) [Line Items]
Cash consideration (in Pounds) | £									£ 29.4	£ 13.1	£ 21.0
Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Finance purchase amount (in Euro) | €	€ 20
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value							$ 0.001
Class B Ordinary Share [Member] | AJAX I [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares price per share			$ 0.0001
Cazana Limited [Member] | Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Cash consideration (in Pounds) | £					£ 25.0
SMH Fleet Solutions Limited [Member] | Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Cash consideration (in Pounds) | £				£ 70.0
AJAX I [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value			18.00				18.00
AJAX I [Member] | Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans (in Dollars) | $						$ 1,650,000
AJAX I [Member] | Class A Ordinary Share [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares price per share			0.0001
AJAX I [Member] | Class A Ordinary Share [Member] | Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price (in Shares) | shares		80,000,000
aggregate purchase price (in Dollars) | $		$ 800,000,000
AJAX I [Member] | Class C Ordinary Share [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares price per share			$ 0.0001
Ordinary shares, par value							0.0001
AJAX I [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value							$ 0.0001
AJAX I [Member] | Board Of Directors [Member] | Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans (in Dollars) | $								$ 1,500,000